Equity Incentive Plan Restricted Stock Units (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
RSU, Nonvested, Number, Period Start	673	0
RSU, Nonvested, Weighted Average Grant Date Fair Value, Period Start	$ 7.71	$ 0.00
RSU Assumed in Acquisition, Nonvested, Number		674
RSU Assumed in Acquisition, Nonvested, Grant Date Fair Value		$ 7.71
RSU, Forfeited in Period	(138)	(1)
RSU, Forfeitures, Weighted Average Grant Date Fair Value	$ 4.71	$ 7.71
RSU, Grants in Period	6,391
RSU, Grants in Period, Weighted Average Grant Date Fair Value	$ 3.56
RSU, Vested in Period	(1,308)
RSU, Vested in Period, Weighted Average Grant Date Fair Value	$ 5.27
RSU, Nonvested, Number, Period End	5,618	673
RSU, Nonvested, Weighted Average Grant Date Fair Value, Period End	$ 3.66	$ 7.71